Summary of Significant Accounting Policies: Cash and Cash Equivalents Policy (Policies)	12 Months Ended
Dec. 31, 2014
Policies
Cash and Cash Equivalents Policy

Cash and cash equivalents

Cash and cash equivalents include cash in banks.  The Company considers all highly liquid instruments with an original maturity of three months or less at the time of issuance to be cash equivalents.